Reverse Recapitalization (Tables)	12 Months Ended
Dec. 31, 2021
Reverse Recapitalization [Abstract]
Schedule of Reverse Recapitalization
The following table presents the number of shares of common stock issued and outstanding immediately following the Reverse Recapitalization:

Shares
KVSB Class A common stock, outstanding prior to Reverse Recapitalization	42,767,100
Less: redemption of KVSB Class A common stock	(1,222,040)
Conversion of KVSB Class B founder shares	7,347,249
Conversion of KVSB Class K common stock	3,061,354
Shares issued to PIPE Investors	27,000,000
Nextdoor Class A common stock	78,953,663
Conversion of Legacy Nextdoor common stock (1)	113,526,555
Conversion of Legacy Nextdoor redeemable convertible preferred stock (2)	190,477,421
Nextdoor Class B common stock	304,003,976
Total shares of common stock immediately after Reverse Recapitalization	382,957,639
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(1)Upon the completion of the Reverse Recapitalization, the 36,554,506 outstanding shares of Legacy Nextdoor common stock were converted into shares of Nextdoor Class B common stock using the Exchange Ratio.
(2)Upon the completion of the Reverse Recapitalization, all 61,331,815 outstanding shares of Legacy Nextdoor redeemable convertible preferred stock converted into Legacy Nextdoor common stock on a one-to-one basis, which were then converted into shares of Nextdoor Class B common stock using the Exchange Ratio.
The following table reconciles the elements of the Reverse Recapitalization to the consolidated statements of cash flows and the consolidated statements of redeemable convertible preferred stock and stockholders' equity (deficit) (in thousands):

Year Ended December 31,
2021
Funds held in KVSB's trust account	$416,359
Funds held in KVSB's operating cash account	194
Proceeds from the PIPE Investment	270,000
Less: amount paid to redeem public shares of KVSB's Class A common stock	(12,221)
Less: transaction costs incurred by KVSB	(45,843)
Proceeds from the Reverse Recapitalization	628,489
Less: non-cash liabilities assumed from KVSB	(203)
Less: unpaid deferred transaction costs	(314)
Less: payment of transaction costs related to the Reverse Recapitalization	(5,384)
Net cash from issuance of common stock upon the Reverse Recapitalization, net of issuance costs	$622,588